real estate joint ventures and investment in associate - Commitments and contingent liabilities (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
real estate joint venture
Advances	$ 19,932	$ 20,288	$ 18,518
TELUS Sky real estate joint venture
real estate joint venture
Percentage of financing provided	33.333%
Construction financing amount	$ 342
TELUS Sky real estate joint venture | Three Canadian financial institutions
real estate joint venture
Percentage of financing provided	66.667%